Long-term debt - Schedule of Senior Financing (Details) $ in Thousands		12 Months Ended
	Dec. 02, 2014 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Long-term Debt			$ 9,123	$ 15,910
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Periodic principal payment | €		€ 10,000,000
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate debt		2.60%
Effective rate on debt			2.70%
Emer Senior Financing [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 4,807	9,376
Basis spread on variable rate debt		2.50%
Effective rate on debt			2.60%
Prins Senior Financing [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 7,521		$ 2,036	3,630
Basis spread on variable rate debt		3.50%
Effective rate on debt			3.60%
Periodic principal payment	$ 3,891
Prins Senior Mortgage Loan [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 2,280	$ 2,904
Basis spread on variable rate debt		1.00%
Effective rate on debt			1.10%